Investment Objectives and Goals	Mar. 31, 2025
Templeton International Insights ETF
Prospectus [Line Items]
Risk/Return [Heading]	Templeton International Insights ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
Putnam International Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Putnam International Stock ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.